The Company and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Company And Summary Of Significant Accounting Policies Details 2
Building		$ 1,959
Land		855
Computer equipment		273	205
Computer software		678	673
Furniture and other equipment		876	820
Manufacturing equipment		1,803	1,012
Vehicles		33	33
Leasehold improvements		855	835
Property and equipment before depreciation		7,332	3,578
Accumulated depreciation		(2,663)	(2,235)
Total property and equipment	$ 8,977	$ 4,669	$ 1,343